STOCKHOLDERS' EQUITY (Merger with DuPont) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2017
Dow
Class of Stock [Line Items]
Dow to DowDuPont Share Exchange Ratio for Common Shares				1
Treasury Stock
Class of Stock [Line Items]
Merger impact	$ 0	$ (935)	$ 0
Common Stock
Class of Stock [Line Items]
Merger impact	0	(3,107)	0
Additional Paid-in Capital
Class of Stock [Line Items]
Merger impact	$ 0	$ (2,172)	$ 0